Subsequent events (Details)			12 Months Ended
	Feb. 22, 2026 $ / shares	Feb. 10, 2026 R$ / shares	Dec. 31, 2025 BRL (R$) shares	Dec. 31, 2024 BRL (R$) shares	Dec. 31, 2023 shares	Feb. 26, 2026 BRL (R$)	Jan. 09, 2026 BRL (R$)
Disclosure of non-adjusting events after reporting period [line items]
Average number of shares, basic | shares			440,227,707	435,927,486	401,773,841
Issued capital			R$ 13,000	R$ 13,000
Notional value			R$ 16,979,158,000	R$ 15,240,530,000
Dividends paid, ordinary shares per share | $ / shares	$ 0.11
Gross dividends of Brazilian Depositary Receipts | R$ / shares		R$ 0.60
PTAX exchange rate						R$ 5.26
Acquisition | Inter Asset Gestao de Recursos Ltda [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issued capital							R$ 35,180,000
Percentage of voting equity interests acquired							99.91%
Increase in pencentage of share capital							29.05%